UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5667

Strong Advantage Fund, Inc., on behalf of the Strong Ultra Short-Term Income Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Ultra Short-Term Income Fund
July 31, 2004 (Unaudited)
                                                                              Shares or
                                                                           Principal Amount         Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds 22.2%
Allfirst Preferred Capital Trust Subordinated Floating Rate Capital Trust
Enhanced Securities, 3.10%, Due 7/15/29                                          $ 5,000,000        $   5,178,865
Allied Waste North America, Inc. Senior Notes, Series B, 7.625%, Due
1/01/06                                                                            2,895,000            3,032,513
Altria Group, Inc. Notes, 6.375%, Due 2/01/06 (e)                                  3,378,000            3,506,925
Ball Corporation Senior Notes, 7.75%, Due 8/01/06 (b)                              3,100,000            3,317,000
Cendant Corporation Notes, 6.875%, Due 8/15/06                                     4,535,000            4,852,731
Central Fidelity Capital Trust I Floating Rate Notes, Series A, 2.60%,
Due 4/15/27                                                                        7,500,000            7,549,785
Citizens Communications Company Senior Notes, 8.50%, Due 5/15/06                   5,820,000            6,220,952
Clear Channel Communications, Inc. Senior Notes, 6.00%, Due 11/01/06 (e)          14,645,000           15,392,247
Comcast Corporation Senior Notes, 8.375%, Due 11/01/05                             5,775,000            6,154,008
Comcast Corporation Senior Subordinated Notes, 10.50%, Due 6/15/06                 1,000,000            1,123,091
Commonwealth Bank of Australia Subordinated Yankee Floating Rate Notes,
Series B, 1.935%, Due 6/01/10                                                      7,000,000            7,009,429
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                             5,235,000            5,664,024
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06 (e)                             3,850,000            4,183,013
Credit Suisse First Boston USA, Inc. Notes, 4.625%, Due 1/15/08 (e)                7,500,000            7,677,030
Davita, Inc. Variable Rate Term Loan B, 3.546%, Due 3/31/09                        4,780,945            4,828,755
Echostar DBS Corporation Senior Notes, 10.375%, Due 10/01/07                       4,820,000            5,133,300
European Investment Bank Yankee Notes, 3.00%, Due 6/16/08 (e)                      3,840,000            3,774,551
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06 (e)              1,750,000            1,760,334
First Maryland Capital I Variable Rate Subordinated Capital Income
Securities, 2.60%, Due 1/15/27                                                     9,500,000            9,434,821
Ford Motor Credit Company Notes, 6.50%, Due 1/25/07 (e)                           13,690,000           14,445,852
France Telecom Variable Rate Yankee Notes, 8.20%, Due 3/01/06 (e)                  6,680,000            7,148,435
GPU, Inc. Debentures, 7.70%, Due 12/01/05                                          4,690,000            4,947,725
General Electric Capital Corporation Notes, 5.375%, Due 3/15/07 (e)               28,985,000           30,507,814
General Motors Acceptance Corporation Floating Rate Notes, 2.560%, Due
7/16/07 (e)                                                                        4,815,000            4,814,947
General Motors Acceptance Corporation Notes, 6.75%, Due 1/15/06                    4,185,000            4,384,106
General Motors Nova Scotia Finance Company Senior Yankee Notes, 6.85%,
Due 10/15/08 (e)                                                                   3,000,000            3,153,531
HCA, Inc. Notes, 7.125%, Due 6/01/06                                               5,000,000            5,286,410
HSB Capital I Floating Rate Securities, Series B, 2.510%, Due 7/15/27              9,000,000            8,983,008
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes, 7.875%, Due
12/15/05                                                                           4,500,000            4,764,375
Highwoods Realty LP Notes, 7.00%, Due 12/01/06                                     4,600,000            4,863,506
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06                    6,275,000            6,816,853
Huntington Capital I Variable Rate Capital Income Securities, 2.380%, Due
2/01/27                                                                            2,000,000            1,902,292
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10 (e)                  5,820,000            6,474,651
Lilly Del Mar, Inc. Floating Rate Capital Securities, 2.38%, Due 8/05/29
(b)                                                                               14,500,000           14,499,812
Martin Luther King Foundation, Inc. Floating Rate Bonds, Series 1998,
2.99%, Due 12/01/28 (Acquqired 5/25/04; Cost $4,600,000) (b) (d)                   4,600,000            4,600,000
Morgan Stanley Notes, 5.80%, Due 4/01/07(e)                                       10,500,000           11,114,985
NTC Capital I Floating Rate Bonds, 2.12%, Due 1/15/27                                820,000              791,505
NTC Capital Trust II Floating Rate Capital Securities, 2.19%, Due 4/15/27         12,305,000           11,981,785
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                           7,000,000            7,407,386
Park Place Entertainment Corporation Senior Notes, 8.50%, Due 11/15/06             3,845,000            4,200,663
Park Place Entertainment Corporation Senior Subordinated Notes, 7.875%,
Due 12/15/05                                                                       2,830,000            2,992,725
Pioneer Natural Resources Company Senior Notes, 6.50%, Due 1/15/08 (e)             6,700,000            7,220,764
Royal Bank of Scotland Group PLC Yankee Notes, 8.817%, Due 3/31/05                 9,700,000           10,118,380
Schuler Homes Guaranteeds Notes, 9.375%, Due 7/15/09                               1,925,000            2,127,125
Sovereign Bancorp Senior Notes, 10.50%, Due 11/15/06                               4,850,000            5,550,490
Star Capital Trust I Floating Rate Securities, 2.285%, Due 6/15/27                 5,000,000            4,977,360
SunTrust Capital III Floating Rate Bonds, 2.17%, Due 3/15/28                       4,500,000            4,418,721
Tele-Communications, Inc. Senior Notes, 7.25%, Due 8/01/05                         5,533,000            5,767,455
TeleCorp PCS, Inc. Senior Subordinated Notes, 10.625%, Due 7/15/10                 5,790,000            6,510,815
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                                 6,165,000            6,733,592
Tritel PCS, Inc. Senior Subordinated Notes, 10.375%, Due 1/15/11                   2,677,000            3,083,120
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06 (e)              7,100,000            7,020,594
Yellowwood Acres, Inc. Floating Rate Bonds, Series 1998, 2.99%, Due
12/01/28 (Acquired 5/25/04; Cost $3,950,000) (b) (d)                               3,950,000            3,950,000
------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $336,481,057)                                                             339,354,156
------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  38.1%
Airplanes Pass-Thru Trust Floating Rate Subordinated Refinancing
Certificates, Series 1R, Class B, 2.35%, Due 3/15/19 (d) (f)                      20,193,908            3,331,995
Asset Backed Securities Corporation Home Equity Loan Trust Interest Only
Asset-Backed Certificates, Series 2003-HE6, Class AIO, 4.00%, Due 11/25/33        24,637,536              577,898
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates:
    Series 1995-D1, Class A1, 7.59%, Due 7/11/27                                   5,136,364            5,405,913
    Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29                                 6,670,206            6,985,598
Banc of America Large Loan, Inc. Variable Rate Pass-Thru Certificates,
Series 2003-BBA2, Class F, 2.50%, Due 11/15/15 (b)                                 5,016,201            5,071,458
Bank of America Commercial Mortgage, Inc. Interest Only Asset-Backed
Certificates, Series 2001-PB1, Class XP, 1.7729%, Due 5/11/35 (b)                 37,285,294            3,160,182
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1, Class B1,
1.8338%, Due 3/15/12                                                              10,000,000           10,000,000
Bear Stearns Asset Backed Securities Trust Interest Only Asset-Backed
Certificates, Series 2003-AC2, Class AIO, 5.00%, Due 10/25/05                     25,125,000            1,059,961
Bear Stearns Structured Products, Inc. Principal Only Notes, Series
2003-2, Class A, Zero %, Due 6/25/29 (Acquired 7/11/03; Cost $4,903,644)
(b) (d)                                                                            5,216,643            4,801,757
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates, Series
2003-HE4, Class M1, 2.265%, Due 3/25/34                                            9,616,821            9,616,821
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 2.215%, Due 5/25/33                      7,400,000            7,423,532
Citicorp Mortgage Securities, Inc. Real Estate Mortgage Investment
Conduit Variable Rate Pass-Thru Certificates, Series 1992-7, Class A-1,
3.1864%, Due 3/25/22 (d)                                                             895,351              911,121
Clydesdale CBO I, Ltd./Clydesdale CBO I, Inc. Senior Secured Floating
Rate Bonds, Series 1A, Class A1, 2.32%, Due 3/25/11 (b)                            2,160,729            2,163,430
Collateralized Mortgage Obligation Trust Bonds, Series 66, Class Z,
8.00%, Due 9/20/21                                                                   968,651              973,065
COMM Floating Rate Commercial Mortgage Pass-Thru Certificates: (b)
    Series 2000-FL2, Class B, 1.95%, Due 4/15/11                                   1,540,000            1,541,700
    Series 2000-FL2A, Class C, 2.25%, Due 4/15/11                                 16,425,000           16,469,776
Commercial Mortgage Acceptance Corporation Commercial Mortgage Pass-Thru
Certificates, Series 1997-ML1, Class A-1, 6.50%, Due 12/15/30                      3,390,806            3,425,392
Commercial Resecuritization Trust Floating Rate Bonds, Series 2001-ABC2,
Class A2, 2.76%, Due 2/21/13 (Acquired 2/23/01 - 4/02/02; Cost
$18,459,375) (b) (d)                                                              18,500,000           18,453,750
ContiSecurities Residual Corporation ContiMortgage Net Interest Margin
Notes, Series 1997-A, 7.23%, Due 7/16/28 (d)                                       4,996,543                  781
Credit Suisse First Boston Mortgage Securities Corporation Commercial
Mortgage Pass-Thru Certificates, Series 1997-C2, Class A-2, 6.52%, Due
1/17/35                                                                           16,253,128           16,534,105
Credit Suisse First Boston Mortgage Securities Corporation IndyMac
Manufactured Housing Pass-Thru Certificates, Series 1998-1, Class A-3,
6.37%, Due 9/25/28                                                                 5,072,744            4,702,219
Credit Suisse First Boston Mortgage Securities Corporation Interest Only
Certificates, Series 2001-CKN5, Class ACP, 1.9364%, Due 9/15/34 (b)               90,200,000            6,877,930
Credit Suisse First Boston Mortgage Securities Corporation Interest Only
Pass-Thru Certificates: (b)
    Series 2001-CF2, Class A-CP, 1.1664%, Due 2/15/34                             81,000,000            3,221,016
    Series 2001-CK1, Class ACP, 1.0261%, Due 12/16/35                            115,383,000            3,955,329
Credit Suisse First Boston Mortgage Securities Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2001-CK6, Class
ACP, 0.933%, Due 12/15/08                                                        100,000,000            4,051,000
Credit Suisse First Boston Mortgage Securities Corporation Variable Rate
Mortgage-Backed Certificates, Series 1998-WFC2, Class M-1, 4.04%, Due
12/28/37(d)                                                                        4,857,909            4,857,909
Credit Suisse First Boston Mortgage Securities Corporation Variable Rate
Pass-Thru Certificates:
    Series 2003-6, Class M1, 2.315%, Due 2/25/34                                  12,000,000           12,041,268
    Series 2003-TF2A, Class E, 2.05%, Due 11/15/14 (b)                             4,000,000            4,016,732
    Series 2003-TF2A, Class F, 2.20%, Due 11/15/14 (b)                             3,000,000            2,999,994
CWMBS, Inc. Variable Rate Mortgage Pass-Thru Certificates:
    Series 2001-HYB1, Class 2A1, 4.4521%, Due 6/19/31                              2,199,019            2,245,748
    Series 2002-HYB2, Class 1-A-1, 4.7283%, Due 9/19/32                              580,329              590,062
Deutsche Alt-A Securities, Inc. Interest Only Mortgage Pass-Thru
Certificates, Series 2003-4XS, Class AIO, 4.50%, Due 11/25/05                     18,496,800              491,321
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Interest Only
Pass-Thru Certificates, Series 2004-2, Class AIO, 4.50%, Due 2/25/06              24,045,000              879,145
DLJ Commercial Mortgage Corporation Pass-Thru Certificates, Series
2000-CF1, Class A1A, 7.45%, Due 6/10/33                                            9,164,057            9,636,920
DLJ Commercial Mortgage Corporation Variable Rate Pass-Thru Certificates:
(b)
    Series 1998-ST2A, Class A2, 2.375%, Due 11/05/08                               2,240,024            2,239,324
    Series 1998-ST2A, Class A3, 2.575%, Due 11/05/08                               9,339,156            8,965,590
DLJ Mortgage Acceptance Corporation Variable Rate Mortgage Pass-Thru
Certificates: (d)
    Series 1990-2, Class A, 3.8297%, Due 1/25/22                                   1,201,278            1,199,901
    Series 1991-3, Class A1, 3.0824%, Due 2/20/21                                    244,465              243,648
Duke Funding I, Ltd. Floating Rate Bonds, Series 1A, Class A, 2.21%, Due
11/10/30 (b)                                                                      18,500,000           18,407,500
Eastman Hill Funding 1, Ltd. Interest Only Bonds, Series 1A, Class A2,
0.834%, Due 9/28/31 (d)                                                          173,700,564            6,253,220
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed Certificates,
Series 2003-2, Class III-A3, 2.47%, Due 9/25/33                                   10,522,410           10,505,969
Equipment Pass-Thru Investment Certificates Trust Floating Rate Senior
Certificates: (b) (d) (f)
    Series 1996-1, Class B, Zero %, Due 9/25/09 (Acquired 7/01/96; Cost
$4,843,438)                                                                        4,843,438              508,561
    Series 1996-1, Class C, Zero %, Due 9/25/09 (Acquired 6/28/96; Cost
$1,334,684)                                                                        1,314,960               19,724
First Franklin Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2000-FF1, Class M1, 2.165%, Due 9/25/30                       2,646,917            2,649,544
First Plus Home Loan Owner Trust Asset-Backed Bonds, Series 1998-3, Class
A7, 6.95%, Due 10/10/22                                                              784,118              784,222
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed Notes, Series
2000-1A, Class B2, 1.83%, Due 11/16/07 (b)                                         5,500,000            5,504,510
GE Capital Commercial Mortgage Corporation Interest Only Variable Rate
Pass-Thru Certificates: (b)
    Series 2001-1, Class X-2, 0.9536%, Due 5/15/33                               140,073,600            4,637,837
    Series 2001-2, Class X-2, 1.254%, Due 8/11/33                                181,365,889            7,708,050
GMAC Commercial Mortgage Securities, Inc. Interest Only Floating Rate
Mortgage Pass-Thru Certificates, Series 2001-C2, Class X-2, 0.934%, Due
4/15/34 (b)                                                                      131,400,000            3,825,581
GMAC Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series
2000-C2, Class A1, 7.27%, Due 8/16/33                                              9,066,815            9,702,931
Green Tree Home Equity Loan Trust Pass-Thru Certificates, Series 1999-C,
Class M1, 7.77%, Due 7/15/30                                                       4,472,539            4,565,778
Green Tree Home Improvement Loan Trust Home Equity Loan Certificates:
    Series 1998-E, Class M-1, 6.93%, Due 7/15/28                                  20,000,000           20,600,000
    Series 1998-E, Class M-2, 7.27%, Due 6/15/28                                   6,500,000            6,618,767
Greenwich Capital Trust I Variable Rate Pass-Thru Certificates, Series
1991-B1, Class A, 3.0746%, Due 2/15/21 (d)                                         5,801,352            5,929,735
GS Mortgage Securities Corporation Variable Rate Pass-Thru Certificates,
Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                                     18,137,874           18,421,602
Home Equity Asset Trust Pass-Thru Certificates, Series 2003-7, Class M1,
1.77%, Due 3/25/34                                                                 8,200,000            8,214,383
Housing Securities, Inc. Variable Rate Mortgage Pass-Thru Certificates,
Series 1992-8, Class E, 3.9223%, Due 6/25/24                                         611,580              593,431
IMPAC CMB Trust Interest Only Collateralized Asset-Backed Bonds, Series
2003-4, Class 3-A, 6.00%, Due 9/25/05                                              7,480,499              313,526
IMPAC Secured Assets Corporation Interest Only Mortgage Pass-Thru
Certificates:
    Series 2003-3, Class AIO, 5.75%, Due 1/25/06                                  17,600,000            1,034,000
    Series 2004-1, Class AIO, 4.50%, Due 2/25/06                                  18,700,000              648,656
JP Morgan Chase Commercial Mortgage Securities Corporation Interest Only
Mortgage Pass-Thru Certificates, Series 2001-CIB2, Class X2, 0.9964%, Due
4/15/35 (b)                                                                      248,861,000            9,157,264
Juniper CBO, Ltd./Juniper CBO Corporation Floating Rate Notes, Series
2000-1, Class A-1L, 1.58%, Due 4/15/10 (b)                                         1,621,122            1,618,842
Merrill Lynch Credit Corporation Floating Rate Mortgage Loan Asset-Backed
Pass-Thru Certificates, Series 1996-C, Class B, 2.85%, Due 9/15/21 (d)             3,233,443            2,649,402
Merrill Lynch Credit Corporation Senior Subordinated Variable Rate
Mortgage Pass-Thru Certificates, Series 1995-A, Class A-5, 2.739%, Due
6/15/20 (d)                                                                        3,489,572            3,544,070
Merrill Lynch Credit Corporation Subordinated Variable Rate
Mortgage-Backed Certificates, Series 1995-S1, Class A-1, 2.60%, Due
2/17/24 (d)                                                                        1,457,426            1,413,703
Morgan Stanley Capital ABS I, Inc. Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-NC10, Class M1, 2.295%, Due 10/25/33                     9,500,000            9,508,906
Morgan Stanley Mortgage Trust Interest Only Variable Rate Collateralized
Mortgage Obligation, Series 35, Class 35-2, 13604.75%, Due 4/20/21 (d)                 4,070               65,123
Oakwood Mortgage Investors, Inc. Pass-Thru Certificates Series 1996-C,
Class A5, 7.35%, Due 4/15/27                                                       4,018,328            4,203,724
Principal Residential Mortgage Capital Resources LLC Variable Rate Notes,
Series 2001-1A, Class B, 3.17%, Due 3/20/06 (b)                                    5,000,000            4,993,750
Provident CBO I, Ltd. Senior Secured Floating Rate Bonds,Series 1A, Class
A1, 2.20%, Due 12/09/10 (b)                                                        3,405,347            3,409,604
Prudential Home Mortgage Securities Company Variable Rate Mortgage
Pass-Thru Certificates:
    Series 1988-1, Class A, 3.6237%, Due 4/25/18                                      87,154               88,903
    Series 1995-A, Class 2B, 8.73%, Due 3/28/25 (b)                                  101,584              101,584
Resecuritization Mortgage Trust Variable Rate Certificates, Series
1998-B, Class A, 1.875%, Due 4/26/21 (b)                                             302,672              299,646
Residential Asset Mortgage Products, Inc. Interest Only Pass-Thru
Certificates, Series 2003-RZ2, Class A-IO, 5.75%, Due 9/25/05                     29,708,661            1,271,902
Residential Asset Securities Corporation Mortgage Pass-Thru Certificates,
Series 1998-KS3, Class AI7, 5.98%, Due 10/25/29                                    3,259,900            3,323,203
Residential Asset Securities Corporation Variable Rate Asset-Backed
Pass-Thru Certificates, Series 2003-KS8, Class MII1, 2.245%, Due 10/25/33          9,125,000            9,130,703
Residential Finance LP / Residential Finance De Corporation Variable Rate
Real Estate Certificates: (b)
    Series 2003-C, Class B-3, 2.9737%, Due 9/10/35                                12,361,780           12,578,111
    Series 2003-C, Class B-4, 3.1738%, Due 9/10/35                                 7,911,539            8,049,991
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate Mortgage
Pass-Thru Certificates, Series 1990-2, Class A, 3.382%, Due 11/25/20               2,102,977            2,101,735
Sequoia Mortgage Trust Floating Rate Collateralized Mortgage Bonds,
Series 2, Class A-1, 2.3516%, Due 10/25/24                                        12,208,528           12,223,789
Sequoia Mortgage Trust Mortgage Adjustable Rate Pass-Thru Certificates,
Series 8, Class 3A, 3.06%, Due 8/20/32                                            11,864,884           11,864,884
South Street CBO 2000-1, Ltd./South Street CBO 2000-1 Corporation
Floating Rate Notes, Series 2000-1, Class A2L, 2.029%, Due 5/30/12 (b)            16,000,000           15,780,000
Structured Asset Investment Loan Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-BC3, Class M1, 2.40%, Due 4/25/33                       15,000,000           15,103,125
Structured Asset Mortgage Investments, Inc. Variable Rate Mortgage
Pass-Thru Certificates:
    Series 2001-4, Class A-1, 9.219%, Due 10/25/24                                18,813,277           20,186,058
    Series 2001-4, Class A-2, 9.648%, Due 10/25/24                                 3,077,230            3,292,155
Structured Asset Securities Corporation Floating Rate Mortgage Pass-Thru
Certificates:
    Series 1998-2, Class A, 1.710%, Due 2/25/28                                    2,006,542            2,007,796
    Series 1998-RF1, Class A, 8.736%, Due 4/15/27 (b)                              9,821,014           10,679,585
    Series 1998-RF2, Class A, 8.50%, Due 7/15/27 (b)                              13,579,552           14,708,352
    Series 2002-8A, Class 3-A, 5.8104%, Due 5/25/32                                2,158,958            2,178,766
Structured Asset Securities Corporation Variable Rate Mortgage Pass-Thru
Certificates:
    Series 2003-1, Class M1, 2.13%, Due 10/25/33                                   8,700,000            8,692,184
    Series 2003-BC 10, Class M1, 2.20%, Due 10/25/33                              11,000,000           11,046,836
Structured Asset Securities Corporation Variable Rate Pass-Thru
Certificates, Series 1994-C1, Class A-3, 2.13%, Due 8/25/26                          102,383              102,982
Sutter Real Estate CBO, Ltd. Floating Rate Bonds, Series 2000-1A, Class
A-1L, 2.0863%, Due 12/25/35 (b)                                                   22,150,000           21,790,063
United Mortgage Securities Corporation Mortgage Pass-Thru Certificates,
Series 1993-1, Class AM, 4.4867%, Due 9/25/33 (d)                                  7,514,671            7,597,923
University Support Services, Inc. Variable Rate Notes, Series 1993-A,
Class A3, 2.3483%, Due 8/20/08 (d)                                                 1,959,940            1,962,419
Washington Mutual Mortgage Pass-Thru Certificates:
    Series 2002-AR4, Class A-7, 5.4982%, Due 4/26/32                                 339,476              341,432
    Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                                 2,104,176            2,118,759
Washington Mutual Mortgage Securities Corporation Mortgage Pass-Thru
Certificates:
    Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                               6,639,865            6,706,634
    Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                                5,317,695            5,349,171
Wilshire Funding Corporation Adjustable Rate Mortgage-Backed
Certificates: (d)
    Series 1996-3, Class M2, 6.3272%, Due 8/25/32                                  1,595,778            1,599,767
    Series 1996-3, Class M3, 6.3272%, Due 8/25/32                                  1,406,822            1,410,339
------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $604,843,635)                               582,824,003
------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues  18.9%
FHLMC Adjustable Rate Participation Certificates:
    Pool #1B0128, 6.182%, Due 9/01/31                                              1,016,790            1,043,639
    Pool #1B0145, 6.254%, Due 10/01/31                                               282,935              291,069
    Pool #788792, 6.142%, Due 1/01/29                                              1,542,313            1,595,632
    Pool #789272, 5.677%, Due 4/01/32                                              4,142,203            4,251,547
    Pool #846989, 5.723%, Due 6/01/31                                                955,387              979,272
    Pool #846990, 6.239%, Due 10/01/31                                             1,153,730            1,189,784
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due 2/25/42           4,597,737            5,112,828
FHLMC Participation Certificates:
    5.00%, Due 5/01/06                                                             2,699,468            2,734,500
    7.00%, Due 6/01/31                                                             2,757,281            2,919,271
    7.50%, Due 12/01/11                                                            3,086,292            3,273,939
    7.50%, Due 6/01/12                                                             1,937,917            2,055,746
    8.00%, Due 1/01/12                                                             2,351,147            2,498,125
    8.00%, Due 1/01/13                                                             2,534,023            2,692,214
    9.00%, Due 11/01/16                                                              785,401              878,458
    9.00%, Due 12/01/16                                                            5,276,582            5,928,026
    9.00%, Due 8/01/18                                                             1,362,650            1,530,755
    9.50%, Due 12/01/16                                                              762,771              849,605
    9.50%, Due 5/01/20                                                               508,642              591,969
    9.50%, Due 9/01/20                                                             1,921,013            2,243,286
    9.50%, Due 12/01/22                                                            3,819,790            4,300,454
    10.00%, Due 11/17/21                                                           1,045,355            1,199,894
    10.50%, Due 5/01/20                                                            1,715,448            1,981,614
FMNA Guaranteed Mortgage Pass-Thru Certificates, 7.00%, Due 5/01/13                2,080,157            2,206,754
FNMA Adjustable Rate Grantor Trust, 5.127%, Due 7/25/41                           17,974,004           18,361,568
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
    5.589%, Due 7/01/33                                                           23,903,041           24,526,103
    Pool #522159, 7.101%, Due 2/01/30                                                212,012              215,827
    Pool #534738, 3.429%, Due 5/01/27                                              2,492,542            2,576,648
    Pool #545117, 6.793%, Due 12/01/40                                             4,518,401            4,688,099
    Pool #545460, 5.797%, Due 11/01/31                                             2,268,268            2,337,019
    Pool #591199, 6.054%, Due 8/01/31                                                969,104            1,003,013
    Pool #604060, 5.644%, Due 9/01/31                                                773,660              798,766
    Pool #604689, 6.376%, Due 10/01/31                                             2,347,504            2,422,934
    Pool #635070, 5.145%, Due 5/01/32                                              2,084,261            2,115,617
    Pool #646643, 5.928%, Due 6/01/32                                              1,661,699            1,700,068
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment Conduit
Trust Certificates, Series 2002-W4, Class A6, 4.7937%, Due 5/25/42                 7,446,147            7,610,195
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment Conduit
Trust Participation Certificates:
    Series 2003-W6, Class 6A, 4.4973%, Due 8/25/42                                21,985,810           22,590,419
    Series 2003-W11, Class A1, 6.9366%, Due 6/25/33                               10,495,129           10,813,673
FNMA Guaranteed Mortgage Pass-Thru Certificates:
    6.00%, Due 1/01/16                                                             2,974,591            3,112,506
    6.50%, Due 8/01/31                                                             7,539,875            7,926,294
    7.00%, Due 12/01/10                                                            3,052,568            3,238,899
    7.00%, Due 11/01/14                                                            2,231,471            2,367,843
    7.50%, Due 12/15/09                                                            1,865,058            1,963,516
    8.00%, Due 3/01/13                                                             3,592,506            3,825,857
    8.50%, Due 11/01/12                                                            1,089,441            1,155,352
    8.50%, Due 7/01/17                                                             3,418,179            3,703,423
    9.00%, Due 11/01/07                                                              535,004              538,786
    9.00%, Due 10/01/13                                                            1,309,913            1,412,950
    9.00%, Due 12/01/16                                                            3,891,181            4,435,621
    9.00%, Due 5/01/17                                                                28,491               32,004
    9.00%, Due 2/15/20                                                             1,302,205            1,491,959
    9.00%, Due 10/15/21                                                            1,097,328            1,251,917
    9.00%, Due 6/01/24                                                             1,376,910            1,584,252
    9.50%, Due 12/01/09                                                              112,995              114,401
    9.50%, Due 3/01/10                                                               731,644              785,192
    9.50%, Due 12/01/20                                                            1,106,711            1,298,927
    9.50%, Due 3/01/21                                                               566,894              648,342
    10.00%, Due 12/01/09                                                             247,943              256,578
    10.00%, Due 1/01/10                                                              860,197              947,364
    10.00%, Due 3/20/18                                                              907,421            1,023,311
    10.25%, Due 9/01/21                                                            1,177,364            1,347,362
    10.50%, Due 1/01/21                                                            2,248,088            2,578,819
    10.50%, Due 10/01/14                                                           1,512,175            1,681,008
    10.50%, Due 4/01/22                                                            2,570,269            2,957,461
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Certificates:
    8.00%, Due 12/25/16                                                            4,882,236            5,285,190
    8.00%, Due 10/25/21                                                            2,350,799            2,548,401
    8.25%, Due 5/25/22                                                               903,483              980,443
    8.75%, Due 9/25/20                                                               422,301              452,354
    9.00%, Due 3/25/20                                                               971,698            1,075,512
    9.00%, Due 3/25/20                                                             2,105,009            2,279,836
    9.00%, Due 10/25/20                                                              886,282              977,827
    9.00%, Due 10/25/20                                                              459,797              508,152
    9.20%, Due 3/25/18                                                             1,423,490            1,541,796
    9.25%, Due 3/25/18                                                               870,352              953,999
    9.30%, Due 8/25/19                                                               385,433              422,330
    9.45%, Due 4/25/18                                                               534,928              591,085
    9.50%, Due 6/25/19                                                             1,745,331            1,933,099
    9.50%, Due 11/25/40                                                            3,511,047            3,926,887
    9.50%, Due 12/25/41                                                            9,436,710           10,554,370
    9.75%, Due 3/25/20                                                               610,605              686,890
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Trust:
    9.50%, Due 8/25/41                                                             8,791,497            9,832,740
    9.50%, Due 11/25/31                                                            9,685,124           10,832,206
GNMA Guaranteed Pass-Thru Certificates:
    7.00%, Due 5/15/13                                                             7,370,345            7,873,016
    7.00%, Due 6/15/33                                                             6,460,260            6,880,177
    7.50%, Due 2/15/13                                                             4,880,195            5,216,483
    8.00%, Due 1/15/13                                                             4,447,004            4,705,096
    9.00%, Due 11/15/17                                                            1,501,076            1,700,782
    9.50%, Due 11/15/17                                                              356,717              401,991
    10.00%, Due 10/20/17                                                           1,132,269            1,288,094
------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $280,386,480)                                    289,237,030
------------------------------------------------------------------------------------------------------------------
Municipal Bonds 1.4%
California Statewide Communities Development Authority Certificates of
Participation - Eskaton Properties, Inc. Project, 3.74%, Due 5/15/29               3,000,000            3,000,000
Chicago, Illinois General Obligation - Central Loop Project, Zero %, Due
12/01/05                                                                           5,000,000            4,843,750
Franklin, Wisconsin Solid Waste Disposal Revenue, 2.50%, Due 4/01/16               4,750,000            4,742,970
Illinois Housing Development Authority Revenue - Affordable Housing
Project, 8.64%, Due 12/01/21                                                       4,340,000            4,426,800
------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $17,340,367)                                                               17,013,520
------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.3%
Ohio Water Development Authority Facilities Pollution Control Revenue
Refunding - Ohio Edison Company Project, 3.35%, Due 6/01/33 (Mandatory
Put at $100 on 12/01/05)                                                           3,700,000            3,709,250
------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $3,700,000)                                                   3,709,250
------------------------------------------------------------------------------------------------------------------
Swap Options Purchased  0.0%
Cap on LIBOR 1.34% Swap, Expires 1/22/05                                         200,000,000              483,444
------------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $600,000)                                                              483,444
------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 22.3%
Collateral Received for Securities Lending 3.1%
Navigator Prime Portfolio                                                         46,695,018           46,695,018

Corporate Bonds   12.3%
American Standard, Inc. Senior Notes, 7.375%, Due 4/15/05                        $ 2,000,000            2,075,000
Bausch & Lomb, Inc. Notes, 6.75%, Due 12/15/04                                     6,920,000            7,044,193
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05                       4,825,000            4,993,875
Capital One Bank Senior Notes, 8.25%, Due 6/15/05                                  6,780,000            7,089,161
CE Electric UK Funding Company Senior Yankee Notes, 6.853%, Due 12/30/04
(b)                                                                                4,245,000            4,304,167
Centerpoint Energy Corporation Notes, 8.125%, Due 7/15/05                          4,825,000            5,066,800
DaimlerChrysler North America Holding Corporation Notes:
    7.75%, Due 6/15/05                                                             4,825,000            5,037,546
    Tranche #31, 3.40%, Due 12/15/04                                               7,760,000            7,780,060
Deutsche Telekom International Finance BV Yankee Notes, 7.75%, Due 6/15/05         5,221,000            5,475,404
Walt Disney Company Notes, 7.30%, Due 2/08/05 (e)                                  9,280,000            9,520,835
Electronic Data System Corporation Notes, 7.125%, Due 5/15/05 (b)                  4,485,000            4,608,530
Fort James Corporation Senior Notes, 6.625%, Due 9/15/04                           4,830,000            4,866,225
General Mills Corporation Notes, 8.75%, Due 9/15/04                                4,190,000            4,221,421
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                                2,650,000            2,789,125
Lear Corporation Senior Notes, Series B, 7.96%, Due 5/15/05 (e)                    4,835,000            5,032,906
MGM Mirage, Inc. Senior Notes, 6.95%, Due 2/01/05                                  7,750,000            7,943,750
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                                      6,675,000            6,762,629
Midland Funding Corporation II Lease Obligation Bonds, Series A, 11.75%,
Due 7/23/05 (b) (d) (Acquired 7/27/04; Cost $4,284,575)                            3,980,098            4,266,792
Morgan Guaranty Trust Company Floating Rate Notes, Series C, 4.086%, Due
7/27/05                                                                           18,500,000            1,850,000
Nabisco, Inc. Notes, 6.85%, Due 6/15/05 (e)                                        4,800,000            4,955,942
PP&L Capital Funding, Inc. Senior Notes, 7.75%, Due 4/15/05                        4,825,000            4,986,560
Pulte Homes, Inc. Senior Notes, 8.375%, Due 8/15/04                                4,365,000            4,369,989
Raytheon Company Notes, 6.50%, Due 7/15/05                                         6,000,000            6,200,256
Safeway, Inc. Notes, 7.25%, Due 9/15/04                                            3,000,000            3,015,162
Safeway, Inc. Senior Notes, 6.85%, Due 9/15/04                                     1,250,000            1,255,653
Simon Property Group, Inc. Notes, 7.75%, Due 8/15/04 (b)                           5,267,000            5,276,191
Sprint Capital Corporation Notes, 7.90%, Due 3/15/05                              11,935,000           12,361,497
Time Warner, Inc. Notes:
    5.625%, Due 5/01/05                                                            8,115,000            8,297,612
    7.75%, Due 6/15/05                                                             3,245,000            3,372,263
    7.975%, Due 8/15/04                                                            4,672,000            4,680,078
Transocean Sedco Forex Corporation Notes, 6.75%, Due 4/15/05                       7,500,000            7,683,443
Tricon Global Restaurants, Inc. Senior Notes, 7.45%, Due 5/15/05                   5,815,000            6,024,747
Tyco International Group SA Yankee Notes, 5.875%, Due 11/01/04                     7,725,000            7,793,706
Ultramar Diamond Shamrock Corporation Notes, 8.00%, Due 3/15/05                    4,850,000            5,012,519
Waste Management, Inc. Senior Notes, 7.00%, Due 10/01/04                           1,032,000            1,039,425
Weyerhauser Company Notes, 5.50%, Due 3/15/05                                      1,500,000            1,528,779
                                                                                            ----------------------
Total Corporate Bonds                                                                                 188,582,241

Variable Rate Municipal Bonds 0.4%
Indiana Development Finance Authority Solid Waste Disposal Revenue -
Waste Management, Inc. Project, 2.70%, Due 10/01/31 (Mandatory Put at
$100 on 10/01/04)                                                                  2,000,000            2,001,200
Matagorda County, Texas Navigational District Number 1 Pollution Control
Revenue Refunding - AEP Texas Central Company Project, 2.35%, Due 5/01/30
(Mandatory Put at $100 on 11/01/04)                                                5,000,000            4,998,850
                                                                                            ----------------------
Total Variable Rate Municipal Bonds
                                                                                                        7,000,050
Non-Agency Mortgage & Asset-Backed Securities 1.7%
Aames Mortgage Trust Interest Only Pass-Thru Certificates, Series 2001-3,
Class A, 6.00%, Due 9/25/04                                                        4,307,801               36,347
Centex Home Mortgage LLC Variable Rate Certificates, Series 1999-1,
3.32%, Due 9/20/04 (b)                                                            12,000,000           12,004,680
GS Mortgage Securities Corporation II Variable Rate Commercial Mortgage
Pass-Thru Certificates, Series 2000-CCT, Class C, 2.20%, Due 12/15/04 (b)          5,360,000            5,348,337
Principal Residential Mortgage Capital Resources Variable Rate Extendible
Certificates, Series 2000-1, Class B, 3.07%, Due 6/20/05 (b)                       7,500,000            7,500,000
Residential Asset Mortgage Products, Inc. Interest Only Asset-Backed
Pass-Thru Certificates, Series 2002-RS5, Class A-I-IO, 4.00%, Due 2/25/05         15,548,869              249,870
Structured Asset Investment Loan Trust, Interest Only Mortgage Pass-Thru
Certificates, Series 2003-BC1, Class A, 6.00%, Due 2/25/05                        15,909,047              325,017
Structured Asset Securities Corporation Interest Only Mortgage Pass-Thru
Certificates, Series 2003-S1, Class A-IO, 6.00%, Due 2/25/05                      22,664,944              567,509
                                                                                            ----------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                                    26,031,760

Repurchase Agreements 4.8%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase Proceeds
$71,208,010); Collateralized by: United States Government & Agency Issues         71,200,000           71,200,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase
proceeds $1,611,414); Collateralized by: United States Government &
Agency Issues                                                                      1,611,300            1,611,300
                                                                                            ----------------------
Total Repurchase Agreements                                                                            72,811,300

United States Government & Agency Issues  0.0%
FNMA Guaranteed Mortgage Pass-Thru Certificates, 9.00%, Due 10/01/04                     860                  864
United States Treasury Bills: (c)
    Due 8/05/04                                                                      500,000              499,952
    Due 9/16/04                                                                      200,000              199,678
                                                                                            ----------------------
Total United States Government & Agency Issues                                                            700,494
------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $357,523,756)                                                      341,820,863
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,600,875,295) 102.9%                                        1,574,442,266
Other Assets and Liabilities, Net (2.9%)                                                              (44,820,569)
------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                  $1,529,621,697
==================================================================================================================

FUTURES
----------------------------------------------------------------------------------------------------
                                       Expiration Date       Underlying Face      Unrealized
                                                             Amount at Value      Appreciation/
                                                                                 (Depreciation)
----------------------------------------------------------------------------------------------------
Sold:
424 Two-Year U.S. Treasury Notes           9/04           $    (89,517,000)    $   (293,302)
392 Five-Year U.S. Treasury Notes          9/04                (42,924,000)        (589,666)


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security pledged to cover margin requirements for futures contracts.
(d) Illiquid security.
(e) All or a portion of security is on loan.
(f) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.

Percentages are stated as percentages of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Advantage Fund, Inc., on behalf of the Strong Ultra Short-Term Income Fund

By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004